Commitments and Contingencies - Additional Information (Details)	12 Months Ended
Dec. 31, 2013
OSG
Lease Commitments - Additional Information
Charter Terms	On November 14, 2012, OSG made a voluntary filing for relief under Chapter 11 of the U.S. Bankruptcy Code. After discussions with the Partnership and OSG agreed to enter into new charters contracts on substantially the same terms as the prior charters but at a bareboat rate of $6.3 per day. OSG has the option of extending the employment of each vessel following the completion of the bareboat charters for an additional two years on a time chartered basis at a rate of $16.5 per day. OSG has an option to purchase each of the three STX vessels at the end of the eighth, ninth or tenth year of the charter, for $38,000, $35,500 and $33,000, respectively, which option is exercisable six months before the date of completion of the eighth, ninth or tenth year of the charter. The expiration date above may therefore change depending on whether the charterer exercises its purchase option.
M/V Archimidis and M/V Agamemnon
Lease Commitments - Additional Information
Charter Terms	M/V Archimidis and the M/V Agamemnon are employed on time charters with Maersk at a gross day rate of US$34.0 per day with earliest redelivery in October 2015 and July 2015, respectively. Maersk has the option to extend the charter of both vessels for an additional four years at a gross day rate of $31.5 and $30.5 per day, respectively for the fourth and fifth year and $32.0 per day for the final two years. If all options were to be exercised, the employment of the vessels would extend to July 2019 for the M/V Agamemnon and October 2019 for the M/V Archimidis.
CMTC
Lease Commitments - Additional Information
Charter Terms	The vessel owning companies of the M/T Amoureux and the M/T Aias have entered into a one year time charter with Capital Maritime at a gross rate of $24.0 per day for each vessel with profit share on actual earnings settled every six months. The charters were commenced in January 2014 and December 2013 respectively.
M/T Avax
Lease Commitments - Additional Information
Charter Terms	The vessel's actual earnings under its charter will be $14.75 gross per day until May 2014 and $14.8 gross per day between May and October 2014, as the new daily charter rate includes compensation that CMTC will pay to the Partnership for the vessel's early redelivery in accordance with the terms of the charter party agreement with CMTC. BP has the option to extend the charter for one year at a daily rate of $15.6
M/T Atlantas (M/T British Ensign)
Lease Commitments - Additional Information
Charter Terms	The M/T British Ensign will continue its bareboat charter with BP after the completion of its current charter in April 2014 for an additional 24 months at a bareboat rate of $6.8 per day. BP has the option to extend the duration of the charter for up to a further 12 months either as bareboat charter at a bareboat rate of $7.3 per day for the optional periods if declared or on time charter basis during the optional periods at a time charter rate of $14.3 per day, if declared.
M/T Aktoras (M/T British Envoy)
Lease Commitments - Additional Information
Charter Terms	The M/T British Envoy will continue its bareboat charter with BP after the completion of the current charter in July 2014 for an additional 18 months at a bareboat rate of $7.0 per day. BP has the option to extend the charter duration for up to a further 12 months either as a bareboat charter at a bareboat rate $7.3 per day for the optional periods,if declared or as a time charter at a time charter rate of $14.3 per day, if declared.
M/T Aiolos (M/T British Emissary)
Lease Commitments - Additional Information
Charter Terms	The M/T British Emissary will continue its bareboat charter with BP after the completion of its current charters in March 2015 for an additional 24 months at a bareboat rate of $7.0 per day. BP has the option to extend the duration of the charter for up to a further 12 months either as bareboat charter at a bareboat rate of $7.3 per day for the optional periods if declared or on a time charter basis during all optional periods at a time charter rate of $14.3 per day if declared.